Document and Entity Information	May 12, 2022
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	May 12, 2022
Entity Registrant Name	LAKE SHORE BANCORP, inc.
Entity Incorporation, State or Country Code	X1
Entity File Number	000-51821
Entity Tax Identification Number	20-4729288
Entity Address, Address Line One	31 East Fourth Street
Entity Address, City or Town	Dunkirk
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	14048
City Area Code	716
Local Phone Number	366-4070
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	LSBK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001341318
Amendment Flag	false
Current Fiscal Year End Date	--12-31